ORGANIZATION, Summary of Financial Information of VIEs Before Eliminating Intercompany Balances and Transactions Between VIEs and Other Entities within Group (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets [Abstract]
Cash and cash equivalents		$ 6,029,859	$ 9,247,762
Total current assets		12,688,012	15,135,397
Non-current assets [Abstract]
Property and equipment, net		1,387,895	1,029,963
Long-term investments		1,253,593	1,052,861
Deferred tax assets		245,226	103,755
Total non-current assets		4,314,784	3,620,628
Total assets		17,002,796	18,756,025
Current liabilities [Abstract]
Accrued expenses and other payables		1,396,613	1,519,938
Deferred revenue		1,535,083	2,644,463
Total current liabilities		6,935,692	7,176,436
Non-current liabilities [Abstract]
Deferred revenue		63,566	104,826
Total non-current liabilities		4,256,280	4,155,180
Total liabilities		11,191,972	11,331,616
Revenue [Abstract]
Revenue		12,449,705	9,955,190	$ 4,375,664
Net (loss) income		(1,657,772)	(2,043,030)	(1,624,157)
VIEs [Member]
Current assets [Abstract]
Cash and cash equivalents		79,922	141,985
Amounts due from intercompanies	[1]	153,070	159,349
Others		85,787	69,746
Total current assets		318,779	371,080
Non-current assets [Abstract]
Property and equipment, net		86,229	40,246
Long-term investments		14,500	14,141
Deferred tax assets		40,561	43,961
Others		18,059	23,611
Total non-current assets		159,349	121,959
Total assets		478,128	493,039
Current liabilities [Abstract]
Accrued expenses and other payables		110,526	104,186
Deferred revenue		192,243	203,382
Amounts due to intercompanies	[1]	88,639	157,251
Others		12,658	20,076
Total current liabilities		404,066	484,895
Non-current liabilities [Abstract]
Deferred revenue		23,886	36,189
Amounts due to intercompanies	[1]	83,958	27,596
Others		4,579	7,910
Total non-current liabilities		112,423	71,695
Total liabilities		516,489	556,590
Revenue [Abstract]
Net (loss) income		20,425	22,390	(30,435)
Net cash generated from operating activities		22,449	61,875	134,060
Net cash used in investing activities		(89,160)	(14,847)	(27,399)
Net cash (used in) generated from financing activities		44,442	15,030	(13,023)
VIEs [Member] | Third-Party Customers [Member]
Revenue [Abstract]
Revenue		722,607	690,383	562,347
VIEs [Member] | Intercompanies [Member]
Revenue [Abstract]
Revenue		$ 176,072	$ 195,639	$ 145,848

[1]	Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions, and funds advanced for working capital purpose.